UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: November 30, 2009
Date of reporting period: May 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended May 31, 2009

Total Return for the 6 Months Ended May 31, 2009

				FTSE		Lipper
				NAREIT		Real
				Equity		Estate
				REITs	S&P 500®	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]	Average[3]
7.43%	6.93%	7.26%	7.55%	6.14%	4.05%	7.42%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The real estate investment trust (REIT) sector gained 6.14 percent in the six-month period under review, as measured by the FTSE NAREIT Equity REITs Index (the “Index”). It was a highly volatile period for REITs. The sector rallied 16.4 percent in December 2008, after posting massive declines in October and November. The sector subsequently posted a significant decline of 42.2 percent from January through early-March as measured by the Index, as real estate stocks once again appeared to be negatively impacted by the weak economy and frozen credit markets, and investors questioned the viability of a number of companies given the constrained credit markets. REIT stocks staged a significant rally from mid-March through the end of May along with a recovery in the broader equity markets. By the end of the period, the prevailing opinion among investors was that the economy had begun to turn a corner, and the consensus was moving toward a view that the recession was likely to end in the second half of 2009.

Among the major U.S. REIT sectors, apartment stocks significantly underperformed, office stocks modestly underperformed and retail stocks modestly outperformed the Index. Apartment stocks significantly underperformed as investors appeared to be disappointed with the weak operating outlook for 2009 provided on fourth-quarter earnings calls. This appeared to overshadow the companies’ continued access to debt financing from Fannie Mae and Freddie Mac, which currently differentiates them from owners of commercial assets. The office sector modestly underperformed as investors appeared to become more concerned with rapidly rising vacancies and rental pressure due to negative absorption as a result of weakening tenant demand. However, several office stocks that successfully completed large equity offerings to improve their balance sheets posted strong performance. Despite providing a weak outlook for 2009 operating fundamentals, primarily due to concerns with regard to weaker occupancy, the retail sector modestly outperformed driven by significant outperformance of several companies that in our view have the most questionable balance sheets. Within the retail sector, the malls significantly outperformed and the shopping centers meaningfully underperformed the Index. Among the smaller sectors, hotel and industrial REITs significantly outperformed, health care REITs meaningfully outperformed and storage REITs significantly underperformed the Index.

Performance Analysis

All share classes of Morgan Stanley Real Estate Fund outperformed the FTSE NAREIT Equity REITs Index (the “Index”) and the S&P 500® Index, while Class A and Class I shares outperformed and Class B and Class C shares underperformed the Lipper Real Estate Funds Average, for the six months ended May 31, 2009, assuming no deduction of applicable sales charges.

Bottom-up stock selection and top-down sector allocation both contributed to performance during the period. Stock selection was strong in the apartment, shopping center and office sectors; this was partially offset by weaker stock selection in the hotel and mall sectors. From a top-down perspective, the Fund benefited from an overweight to the hotel sector; however, the benefit from the hotel overweight was partially offset by an underweight to the industrial sector.

We have maintained our core investment philosophy as a real estate value investor. This results in the ownership of stocks whose share prices in our view provide real estate exposure at the best valuation relative to their underlying asset values. Given the unprecedented current lack of clarity on underlying asset values due to the lack of liquidity for assets, we have favored stocks whose share prices we believe already more than reflect prospective declines in underlying asset values. In addition, we are seeking to ensure that the companies in the portfolio have well-positioned balance sheets to weather the current liquidity crisis and a capital plan that is appropriately conservative due to the uncertain timing of the recovery of the credit markets. Our company-specific research has led us to an overweighting in the portfolio to a group of companies that are focused in the ownership of apartment properties and upscale urban hotels and an underweight to companies concentrated in the ownership of industrial assets.

As of the end of the review period, the consensus among industry analysts is for a decline in underlying asset values of 30 percent to 40 percent from their mid-year 2007 peak. Based on an estimated 35 percent downward adjustment to asset values, the REIT market ended May is trading at a modest premium to this expected decline in asset values. It is noteworthy that sellers have not yet accepted this level of price declines, resulting in an absence of transactions. In addition, lenders have favored loan extensions over foreclosures, which has also retarded the price discovery process. However, the REIT market appears to us to have already priced in these expected declines. Finally, though REITs have been unable to sell assets, in large part due to a lack of available financing for prospective buyers, they have been able to delever their balance sheets and address upcoming debt maturities by issuing equity. Starting in late March through the end of May, REITs had issued more than $11 billion of new equity. We expect that REITs will need to issue more equity before they will be in a position to take advantage of distressed pricing that market participants anticipate over the next couple of years.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/09
Simon Property Group, Inc. – REIT	9.9%
Equity Residential – REIT	7.8
AvalonBay Communities, Inc. – REIT	7.2
Public Storage, Inc. – REIT	6.3
Vornado Realty Trust – REIT	5.3
Boston Properties, Inc. – REIT	5.0
Senior Housing Properties Trust – REIT	4.7
Host Hotels & Resorts Inc. – REIT	4.3
Regency Centers Corp. – REIT	3.9
Plum Creek Timber Co., Inc. – REIT	3.9

PORTFOLIO COMPOSITION as of 05/31/09
Common Stocks	97.5%
Short-Term Investment	2.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are principally engaged in the U.S. real estate industry. A company is considered to be “principally engaged” in the U.S. real estate industry if (i) it derives at least 50 percent of its revenues or profits from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate; or (ii) it has at least 50 percent of the value of its assets invested in U.S. residential, commercial or industrial real estate. Companies primarily engaged in the real estate industry may include real estate investment trusts known as “REITs,” which pool investor funds mostly for investment in commercial real estate properties. They also may include, among other businesses, real estate developers, brokers and operating companies, as well as companies whose products and services are significantly related to the real estate industry. In deciding which securities to buy, hold or sell, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., considers market, economic and political factors.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended May 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 04/28/99)		(since 04/28/99)		(since 04/28/99)		(since 04/28/99)
Symbol	REFAX		REFBX		REFCX		REFDX
1 Year	−46.44%[4]		−46.86%[4]		−46.80%[4]		−46.25%[4]
	−49.25	[5]	−48.81	[5]	−47.19	[5]	—

5 Years	0.54	[4]	−0.24	[4]	−0.15	[4]	0.82	[4]
	−0.54	[5]	−0.34	[5]	−0.15	[5]	—

10 Years	6.38	[4]	5.71	[4]	5.58	[4]	6.66	[4]
	5.80	[5]	5.71	[5]	5.58	[5]	—

Since Inception	6.52	[4]	5.86	[4]	5.73	[4]	6.80	[4]
	5.95	[5]	5.86	[5]	5.73	[5]	—

Gross Expense Ratio	1.69		2.45		2.30		1.45

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The FTSE NAREIT Equity REITs Index is a free float-adjusted market capitalization weighted index of tax-qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market List. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper Real Estate Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/08 – 05/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			12/01/08 –
	12/01/08	05/31/09	05/31/09
Class A
Actual (7.43% return)	$1,000.00	$1,074.30	$12.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.06	$11.94
Class B
Actual (6.93% return)	$1,000.00	$1,069.30	$16.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.32	$15.68
Class C
Actual (7.26% return)	$1,000.00	$1,072.60	$16.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.32	$15.68
Class I
Actual (7.55% return)	$1,000.00	$1,075.50	$11.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.31	$10.70

@	Expenses are equal to the Fund’s annualized expense ratios of 2.38%, 3.13%, 3.13% and 2.13% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Real Estate Fund
Portfolio of Investments - May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.0%)
	Diversified (7.5%)
85,405	Forest City Enterprises, Inc. (Class A) (a)	$605,521
30,365	Vornado Realty Trust – REIT	1,416,830

		2,022,351

	Health Care (13.3%)
13,458	Assisted Living Concepts, Inc. (a)	206,446
50	Capital Senior Living Corp. (a)	222
7,230	Care Investments Trust Inc. – REIT	43,018
3,240	Extendicare Real Estate Investments (Canada) – REIT	17,658
40,346	HCP Inc. – REIT	937,238
22,565	Healthcare Realty Trust, Inc. – REIT	371,646
3,120	Nationwide Health Properties, Inc. – REIT	82,898
75,630	Senior Housing Properties Trust – REIT	1,266,803
21,210	Ventas, Inc. – REIT	643,936

		3,569,865

	Industrial (1.1%)
14,417	AMB Property Corp. – REIT	257,343
4,670	DCT Industrial Trust, Inc. – REIT	20,922

		278,265

	Industrial/Office (2.9%)
4,610	Duke Realty Corp. – REIT	43,841
16,533	Liberty Property Trust – REIT	384,888
8,043	PS Business Parks, Inc. (Class A) – REIT	360,889

		789,618

	Lodging/Resorts (9.0%)
4,980	DiamondRock Hospitality Co. – REIT (a)	32,370
123,419	Host Hotels & Resorts Inc. – REIT (a)	1,157,670
50,924	Morgans Hotel Group Co. (a)	204,714
42,525	Starwood Hotels & Resorts Worldwide, Inc.	1,040,587

		2,435,341

	Office (10.9%)
27,602	Boston Properties, Inc. – REIT	1,333,729
117,738	Brookfield Properties Corp. (Canada)	890,099
3,281	Douglas Emmett, Inc. – REIT	30,513
1,580	Kilroy Realty Corp. – REIT	33,638
26,485	Mack-Cali Realty Corp. – REIT	654,444

		2,942,423

	Residential Apartments (19.0%)
31,712	AvalonBay Communities, Inc. – REIT	1,949,654
15,116	Camden Property Trust – REIT	453,782
86,063	Equity Residential – REIT	2,094,773
39,720	Post Properties, Inc. – REIT	604,936

		5,103,145

	Residential Manufactured Homes (1.9%)
13,121	Equity Lifestyle Properties, Inc. – REIT	514,868

	Retail Regional Malls (10.7%)
49,584	Simon Property Group, Inc. – REIT	2,651,256
9,696	Taubman Centers, Inc. REIT	239,879

		2,891,135

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Portfolio of Investments - May 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Retail Strip Centers (9.6%)
27,887	Acadia Realty Trust – REIT	$374,244
17,204	Federal Realty Investment Trust – REIT	905,791
15,600	Kite Realty Group Trust – REIT	50,544
14,860	Ramco-Gershenson Properties Trust – REIT	133,889
29,766	Regency Centers Corp. – REIT	1,060,563
3,350	Weingarten Realty Investors – REIT	53,198

		2,578,229

	Self Storage (7.0%)
25,504	Public Storage, Inc. – REIT	1,698,821
7,497	Sovran Self Storage, Inc. – REIT	181,128

		1,879,949

	Specialty (4.1%)
1,180	Digital Realty Trust, Inc. – REIT	42,209
30,580	Plum Creek Timber Co., Inc. – REIT	1,059,597

		1,101,806

	Total Common Stocks (Cost $25,284,320)	26,106,995

NUMBER OF
SHARES (000)		VALUE
	Short-Term Investment (b) (2.5%)
	Investment Company
669	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $668,983)	$668,983

Total Investments (Cost $25,953,303) (c)	99.5%	26,775,978
Other Assets in Excess of Liabilities	0.5	140,301

Net Assets	100.0%	$26,916,279

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,743,188 and the aggregate gross unrealized depreciation is $4,920,513, resulting in net unrealized appreciation of $822,675.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Summary of Investments

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Residential Apartments	$5,103,145	19.1%
Health Care	3,569,865	13.3
Office	2,942,423	11.0
Retail Regional Malls	2,891,135	10.8
Retail Strip Centers	2,578,229	9.6
Lodging/Resorts	2,435,341	9.1
Diversified	2,022,351	7.6
Self Storage	1,879,949	7.0
Specialty	1,101,806	4.1
Industrial/Office	789,618	3.0
Investment Company	668,983	2.5
Residential Manufactured Homes	514,868	1.9
Industrial	278,265	1.0

	$26,775,978	100.0%

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Statements

Statement of Assets and Liabilities
May 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $25,284,320)	$26,106,995
Investment in affiliate, at value (cost $668,983)	668,983
Cash	150
Receivable for:
Investments sold	145,756
Dividends	98,348
Shares of beneficial interest sold	7,853
Dividends from affiliate	163
Prepaid expenses and other assets	45,781

Total Assets	27,074,029

Liabilities:
Payable for:
Investments purchased	35,354
Shares of beneficial interest redeemed	24,765
Transfer agent fee	19,787
Investment advisory fee	17,468
Distribution fee	12,743
Administration fee	1,759
Accrued expenses and other payables	45,874

Total Liabilities	157,750

Net Assets	$26,916,279

Composition of Net Assets:
Paid-in-capital	$32,887,146
Net unrealized appreciation	822,706
Accumulated undistributed net investment income	145,321
Accumulated net realized loss	(6,938,894)

Net Assets	$26,916,279

Class A Shares:
Net Assets	$14,661,530
Shares Outstanding (unlimited authorized, $.01 par value)	3,951,096
Net Asset Value Per Share	$3.71

Maximum Offering Price Per Share, (net assets value plus 5.54% of net asset value)	$3.92

Class B Shares:
Net Assets	$8,049,049
Shares Outstanding (unlimited authorized, $.01 par value)	2,186,296
Net Asset Value Per Share	$3.68

Class C Shares:
Net Assets	$3,838,711
Shares Outstanding (unlimited authorized, $.01 par value)	1,044,299
Net Asset Value Per Share	$3.68

Class I Shares
Net Assets	$366,989
Shares Outstanding (unlimited authorized, $.01 par value)	98,390
Net Asset Value Per Share	$3.73

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Statements continued

Statement of Operations
For the six months ended May 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $6,091 foreign withholding tax)	$960,068
Dividends from affiliate	792

Total Income	960,860

Expenses
Investment advisory fee	100,429
Distribution fee (Class A shares)	16,453
Distribution fee (Class B shares)	40,771
Distribution fee (Class C shares)	17,241
Transfer agent fees and expenses	48,324
Professional fees	41,029
Shareholder reports and notices	26,287
Registration fees	24,668
Administration fee	10,043
Custodian fees	4,973
Trustees’ fees and expenses	708
Other	11,536

Total Expenses	342,462
Less: rebate from Morgan Stanley affiliate cash sweep (Note 4)	(221)

Net Expenses	342,241

Net Investment Income	618,619

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(6,766,939)
Foreign exchange transactions	(8)

Net Realized Loss	(6,766,947)
Net Change in Unrealized Appreciation/Depreciation on Investments	7,665,014

Net Gain	898,067

Net Increase	$1,516,686

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MAY 31, 2009	NOVEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$618,619	$643,899
Net realized gain (loss)	(6,766,947)	7,464,646
Net change in unrealized appreciation/depreciation	7,665,014	(42,383,953)

Net Increase (Decrease)	1,516,686	(34,275,408)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(272,143)	(670,855)
Class B shares	(135,166)	(324,805)
Class C shares	(57,116)	(126,172)
Class I shares	(7,607)	(145,697)
Net realized gain
Class A shares	(3,509,055)	(14,148,190)
Class B shares	(2,397,109)	(12,721,969)
Class C shares	(952,586)	(4,041,506)
Class I shares	(91,257)	(3,073,080)

Total Dividends and Distributions	(7,422,039)	(35,252,274)

Net increase from transactions in shares of beneficial interest	2,969,214	1,483,870

Net Decrease	(2,936,139)	(68,043,812)
Net Assets:
Beginning of period	29,852,418	97,896,230

End of Period (Including accumulated undistributed net investment income of $145,321 and dividends in excess of net investment income of $1,266, respectively)	$26,916,279	$29,852,418

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The Fund’s investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period December 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended November 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser, an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,265,144 at May 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $722, $4,992 and $104, respectively and received $3,520 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended May 31, 2009, advisory fees paid were reduced by $221

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $792 for the six months ended May 31, 2009. During the six months ended May 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $4,539,079 and $3,928,577, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2009 aggregated $3,884,326 and $8,305,164 respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $182,360 with realized losses of $65,744.

For the six months ended May 31, 2009, the Fund incurred brokerage commissions of $172 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

As of November 30, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.
7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MAY 31, 2009		NOVEMBER 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	369,529	$1,208,837	448,805	$3,737,893
Conversion from Class B	21,656	67,992	130,856	1,073,333
Reinvestment of dividends and distributions	1,008,471	3,690,175	1,516,094	13,565,735
Redeemed	(750,865)	(2,540,762)	(1,576,782)	(13,274,024)

Net increase – Class A	648,791	2,426,242	518,973	5,102,937

CLASS B SHARES
Sold	40,442	138,662	25,239	220,251
Conversion to Class A	(21,813)	(67,992)	(131,747)	(1,073,333)
Reinvestment of dividends and distributions	676,139	2,469,945	1,302,798	11,601,090
Redeemed	(775,748)	(2,568,516)	(1,482,801)	(12,652,560)

Net decrease – Class B	(80,980)	(27,901)	(286,511)	(1,904,282)

CLASS C SHARES
Sold	45,845	161,142	11,357	99,339
Reinvestment of dividends and distributions	269,418	980,311	432,106	3,843,012
Redeemed	(176,151)	(623,794)	(329,358)	(2,763,029)

Net increase – Class C	139,112	517,659	114,105	1,179,322

CLASS I SHARES
Sold	3,274	12,663	35,322	256,748
Reinvestment of dividends and distributions	26,845	98,665	240,010	2,151,890
Redeemed	(16,199)	(58,114)	(783,583)	(5,302,745)

Net increase (decrease) – Class I	13,920	53,214	(508,251)	(2,894,107)

Net increase (decrease) in Fund	720,843	$2,969,214	(161,684)	$1,483,870

8. Fair Valuation Measurements
The Fund Adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT MAY 31, 2009 USING
		QUOTED PRICE IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investment in securities	$26,775,978	$26,775,978	—	—

Morgan Stanley Real Estate Fund
Notes to Financial Statements - May 31, 2009 (unaudited) continued

9. Accounting Pronouncements
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

In May, 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have, if any, on the Fund’s financial statements.

Morgan Stanley Real Estate Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.57		$14.60	$20.23	$19.72	$17.47	$13.58

Income (loss) from investment operations:
Net investment income(1)	0.09		0.11	0.13	0.08	0.19	0.17
Net realized and unrealized gain (loss)	0.22		(4.77)	(2.23)	5.73	3.60	4.29

Total income (loss) from investment operations	0.31		(4.66)	(2.10)	5.81	3.79	4.46

Less dividends and distributions:
From net investment income	(0.08)		(0.20)	(0.20)	—	(0.20)	(0.18)
In excess of net investment income	—		—	—	(0.17)	—	—
From net realized gain	(1.09)		(5.17)	(3.33)	(5.13)	(1.34)	(0.39)

Total dividends and distributions	(1.17)		(5.37)	(3.53)	(5.30)	(1.54)	(0.57)

Net asset value, end of period	$3.71		$4.57	$14.60	$20.23	$19.72	$17.47

Total Return(2)	7.43%(6)		(49.31)%	(12.00)%	39.68%	23.11%	33.84%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	2.38%(4	)(7)	1.69%(4)	1.45%(4)	1.45%	1.50%	1.62%
Net investment income	5.27%(4	)(7)	1.25%(4)	0.88%(4)	0.51%	1.04%	1.21%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$14,662		$15,082	$40,643	$37,022	$23,622	$11,210
Portfolio turnover rate	15%(6)		20%	23%	20%	21%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period.
The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.53		$14.52	$20.12	$19.64	$17.40	$13.53

Income (loss) from investment operations:
Net investment income (loss)(1)	0.08		0.04	0.03	(0.04)	0.05	0.07
Net realized and unrealized gain (loss)	0.22		(4.74)	(2.24)	5.69	3.59	4.26

Total income (loss) from investment operations	0.30		(4.70)	(2.21)	5.65	3.64	4.33

Less dividends and distributions:
From net investment income	(0.06)		(0.12)	(0.06)	—	(0.06)	(0.07)
In excess of net investment income	—		—	—	(0.04)	—	—
From net realized gain	(1.09)		(5.17)	(3.33)	(5.13)	(1.34)	(0.39)

Total dividends and distributions	(1.15)		(5.29)	(3.39)	(5.17)	(1.40)	(0.46)

Net asset value, end of period	$3.68		$4.53	$14.52	$20.12	$19.64	$17.40

Total Return(2)	6.93	%(6)	(49.67)%	(12.67)%	38.56%	22.18%	32.81%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	3.13	%(4)(7)	2.45%(4)	2.22%(4)	2.21%	2.26%	2.38%
Net investment income (loss)	4.52	%(4)(7)	0.49%(4)	0.11%(4)	(0.24)%	0.28%	0.45%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$8,049		$10,281	$37,094	$94,390	$95,184	$114,483
Portfolio turnover rate	15	%(6)	20%	23%	20%	21%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period.
The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009		2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.53		$14.52	$20.12	$19.64	$17.40	$13.53

Income (loss) from investment operations:
Net investment income (loss)(1)	0.08		0.05	0.02	(0.04)	0.06	0.06
Net realized and unrealized gain (loss)	0.22		(4.74)	(2.23)	5.70	3.59	4.27

Total income (loss) from investment operations	0.30		(4.69)	(2.21)	5.66	3.65	4.33

Less dividends and distributions:
From net investment income	(0.06)		(0.13)	(0.06)	—	(0.07)	(0.07)
In excess of net investment income	—		—	—	(0.05)	—	—
From net realized gain	(1.09)		(5.17)	(3.33)	(5.13)	(1.34)	(0.39)

Total dividends and distributions	(1.15)		(5.30)	(3.39)	(5.18)	(1.41)	(0.46)

Net asset value, end of period	$3.68		$4.53	$14.52	$20.12	$19.64	$17.40

Total Return(2)	7.26	%(6)	(49.68)%	(12.64)%	38.63%	22.24%	32.83%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	3.13	%(4)(7)	2.30%(4)	2.22%(4)	2.18%	2.23%	2.38%
Net investment income (loss)	4.52	%(4)(7)	0.64%(4)	0.11%(4)	(0.22)%	0.31%	0.45%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$3,839		$4,102	$11,486	$19,939	$15,434	$15,261
Portfolio turnover rate	15	%(6)	20%	23%	20%	21%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period.
The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED NOVEMBER 30,
	MAY 31, 2009		2008	2007	2006	2005	2004
	(unaudited)

Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.59		$14.63	$20.26	$19.75	$17.48	$13.59

Income (loss) from investment operations:
Net investment income(1)	0.09		0.13	0.19	0.13	0.23	0.21
Net realized and unrealized gain (loss)	0.22		(4.77)	(2.25)	5.73	3.62	4.28

Total income (loss) from investment operations	0.31		(4.64)	(2.06)	5.86	3.85	4.49

Less dividends and distributions:
From net investment income	(0.08)		(0.23)	(0.24)	—	(0.24)	(0.21)
In excess of net investment income	—		—	—	(0.22)	—	—
From net realized gain	(1.09)		(5.17)	(3.33)	(5.13)	(1.34)	(0.39)

Total dividends and distributions	(1.17)		(5.40)	(3.57)	(5.35)	(1.58)	(0.60)

Net asset value, end of period	$3.73		$4.59	$14.63	$20.26	$19.75	$17.48

Total Return(2)	7.55	%(6)	(49.10)%	(11.77)%	39.96%	23.50%	34.13%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	2.13	%(4)(7)	1.45%(4)	1.22%(4)	1.21%	1.26%	1.38%
Net investment income	5.52	%(4)(7)	1.49%(4)	1.11%(4)	0.76%	1.28%	1.45%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00%(5)	0.00%(5)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$367		$387	$8,674	$15,895	$16,017	$71,433
Portfolio turnover rate	15	%(6)	20%	23%	20%	21%	14%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period.
The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Real Estate Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.
For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to

Morgan Stanley Real Estate Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Real Estate Fund

Semiannual
Report

May 31, 2009

REFSAN
IU09-03095P-Y05/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Real Estate Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
July 21, 2009

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